Non-controlling interests - Schedule of reconciliation of non controlling interest (Details)	3 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Reconciliation of Non Controlling Interest [Abstract]
Balance	$ (1,821,860)
Net loss for the period	(193,265)
Balance	$ (2,015,125)